UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH

U.S. LARGE CAP EQUITY FUND

FORM N-Q

AUGUST 31, 2014

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	August 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 1.0%
Delphi Automotive PLC	41,300	$2,873,654
Gentex Corp.	96,700	2,857,485
Johnson Controls Inc.	30,000	1,464,300

Total Auto Components		7,195,439

Diversified Consumer Services - 0.5%
Service Corporation International	168,800	3,742,296

Household Durables - 0.7%
Lennar Corp., Class A Shares	46,000	1,802,280
PulteGroup Inc.	163,600	3,144,392

Total Household Durables		4,946,672

Media - 6.5%
CBS Corp., Class B Shares	115,600	6,853,924
Comcast Corp., Class A Shares	153,490	8,400,508
DIRECTV	59,700	5,161,065	*
DISH Network Corp., Class A Shares	35,400	2,294,274	*
Time Inc.	9,250	217,190	*
Time Warner Cable Inc.	41,760	6,177,557
Time Warner Inc.	74,000	5,700,220
Viacom Inc., Class B Shares	48,600	3,943,890
Walt Disney Co.	97,700	8,781,276

Total Media		47,529,904

Multiline Retail - 1.1%
Dillard’s Inc., Class A Shares	26,500	3,029,480
Macy’s Inc.	87,000	5,419,230

Total Multiline Retail		8,448,710

Specialty Retail - 3.9%
AutoZone Inc.	3,700	1,993,708	*
Gap Inc.	129,200	5,962,580
Home Depot Inc.	101,200	9,462,200
Lowe’s Cos. Inc.	82,800	4,347,828
O’Reilly Automotive Inc.	22,100	3,447,158	*
PetSmart Inc.	44,439	3,180,499

Total Specialty Retail		28,393,973

Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands Inc.	97,200	9,980,496
Michael Kors Holdings Ltd.	18,300	1,466,196	*
NIKE Inc., Class B Shares	62,500	4,909,375
V.F. Corp.	36,400	2,333,968

Total Textiles, Apparel & Luxury Goods		18,690,035

TOTAL CONSUMER DISCRETIONARY		118,947,029

CONSUMER STAPLES - 7.2%
Beverages - 1.5%
Coca-Cola Co.	140,800	5,874,176
PepsiCo Inc.	56,700	5,244,183

Total Beverages		11,118,359

Food & Staples Retailing - 1.4%
CVS Health Corp.	95,200	7,563,640
Wal-Mart Stores Inc.	32,790	2,475,645

Total Food & Staples Retailing		10,039,285

Food Products - 1.0%
Archer-Daniels-Midland Co.	99,600	4,966,056

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	SHARES	VALUE
Food Products - 1.0% (continued)
Keurig Green Mountain Inc.	19,500	$2,599,740

Total Food Products		7,565,796

Household Products - 2.5%
Church & Dwight Co. Inc.	19,100	1,303,384
Energizer Holdings Inc.	39,100	4,751,432
Kimberly-Clark Corp.	48,800	5,270,400
Procter & Gamble Co.	79,920	6,642,151

Total Household Products		17,967,367

Tobacco - 0.8%
Altria Group Inc.	69,500	2,994,060
Philip Morris International Inc.	35,860	3,068,899

Total Tobacco		6,062,959

TOTAL CONSUMER STAPLES		52,753,766

ENERGY - 10.3%
Energy Equipment & Services - 2.4%
Baker Hughes Inc.	46,300	3,201,182	*
Ensco PLC, Class A Shares	28,600	1,443,728
Halliburton Co.	79,100	5,347,951
Noble Corp. PLC	87,800	2,498,788
Paragon Offshore PLC	29,266	272,759	*
RPC Inc.	95,600	2,176,812
Schlumberger Ltd.	22,000	2,412,080

Total Energy Equipment & Services		17,353,300

Oil, Gas & Consumable Fuels - 7.9%
Athlon Energy Inc.	25,000	1,163,500	*
Cabot Oil & Gas Corp.	112,100	3,759,834
Chevron Corp.	44,940	5,817,483
ConocoPhillips	43,400	3,524,948
Energen Corp.	66,700	5,368,016
EOG Resources Inc.	58,000	6,373,040
EQT Corp.	21,000	2,080,260
Exxon Mobil Corp.	104,285	10,372,186
Marathon Petroleum Corp.	50,200	4,568,702
Phillips 66	77,450	6,739,699
Valero Energy Corp.	93,500	5,062,090
Whiting Petroleum Corp.	36,300	3,363,558	*

Total Oil, Gas & Consumable Fuels		58,193,316

TOTAL ENERGY		75,546,616

FINANCIALS - 13.8%
Banks - 5.2%
Bank of America Corp.	142,620	2,294,756
Citigroup Inc.	129,430	6,685,059
Fifth Third Bancorp	85,600	1,746,668
JPMorgan Chase & Co.	159,555	9,485,545
Regions Financial Corp.	354,700	3,600,205
SunTrust Banks Inc.	55,000	2,094,400
U.S. Bancorp	62,600	2,646,728
Wells Fargo & Co.	187,340	9,636,770

Total Banks		38,190,131

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	SHARES	VALUE
Capital Markets - 1.4%
Ameriprise Financial Inc.	40,100	$5,042,976
BlackRock Inc.	4,300	1,421,279
Goldman Sachs Group Inc.	18,900	3,385,179

Total Capital Markets		9,849,434

Consumer Finance - 1.7%
American Express Co.	56,800	5,086,440
Discover Financial Services	121,400	7,571,718

Total Consumer Finance		12,658,158

Diversified Financial Services - 0.7%
Berkshire Hathaway Inc., Class B Shares	14,500	1,990,125	*
Principal Financial Group Inc.	59,650	3,238,398

Total Diversified Financial Services		5,228,523

Insurance - 2.3%
Allstate Corp.	73,100	4,494,919
Assured Guaranty Ltd.	101,700	2,456,055
FNF Group	74,700	2,114,757	*
PartnerRe Ltd.	26,500	2,959,785
Travelers Cos. Inc.	49,600	4,697,616

Total Insurance		16,723,132

Real Estate Investment Trusts (REITs) - 2.0%
Camden Property Trust	25,700	1,923,388
HCP Inc.	44,000	1,906,520
Kimco Realty Corp.	159,100	3,737,259
Ventas Inc.	63,200	4,157,296
Weyerhaeuser Co.	83,200	2,824,640

Total Real Estate Investment Trusts (REITs)		14,549,103

Real Estate Management & Development - 0.5%
CBRE Group Inc., Class A Shares	76,200	2,421,636	*
Realogy Holdings Corp.	35,300	1,439,181	*

Total Real Estate Management & Development		3,860,817

TOTAL FINANCIALS		101,059,298

HEALTH CARE - 14.0%
Biotechnology - 5.3%
Alexion Pharmaceuticals Inc.	38,000	6,433,020	*
Amgen Inc.	34,230	4,770,977
Biogen Idec Inc.	15,100	5,179,904	*
Celgene Corp.	51,200	4,865,024	*
Gilead Sciences Inc.	80,000	8,606,400	*
Medivation Inc.	32,700	2,984,202	*
Regeneron Pharmaceuticals Inc.	16,500	5,783,580	*

Total Biotechnology		38,623,107

Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	36,600	1,545,984
Medtronic Inc.	35,400	2,260,290

Total Health Care Equipment & Supplies		3,806,274

Health Care Providers & Services - 3.2%
Aetna Inc.	44,648	3,666,940
Cardinal Health Inc.	70,780	5,216,486
CIGNA Corp.	46,500	4,398,900
Express Scripts Holding Co.	27,382	2,024,352	*
McKesson Corp.	20,600	4,017,618
UnitedHealth Group Inc.	52,740	4,571,503

Total Health Care Providers & Services		23,895,799

Life Sciences Tools & Services - 0.4%
Charles River Laboratories International Inc.	48,800	2,884,080	*

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	SHARES	VALUE
Pharmaceuticals - 4.6%
AbbVie Inc.	170,200	$9,408,656
Allergan Inc.	10,300	1,685,904	*
Eli Lilly & Co.	29,680	1,886,461
Johnson & Johnson	99,480	10,319,061
Merck & Co. Inc.	42,994	2,584,369
Mylan Inc.	19,100	928,260	*
Pfizer Inc.	228,941	6,728,576

Total Pharmaceuticals		33,541,287

TOTAL HEALTH CARE		102,750,547

INDUSTRIALS - 10.6%
Aerospace & Defense - 3.2%
Boeing Co.	57,400	7,278,320
Exelis Inc.	108,300	1,861,677
Honeywell International Inc.	59,230	5,640,473
L-3 Communications Holdings Inc.	30,300	3,331,485
Northrop Grumman Corp.	40,600	5,165,132

Total Aerospace & Defense		23,277,087

Airlines - 0.9%
Copa Holdings SA, Class A Shares	14,800	1,820,104
Southwest Airlines Co.	147,700	4,727,877

Total Airlines		6,547,981

Commercial Services & Supplies - 0.5%
Tyco International Ltd.	91,999	4,104,995

Construction & Engineering - 0.9%
Aecom Technology Corp.	71,200	2,694,208	*
Quanta Services Inc.	77,400	2,812,716	*
URS Corp.	22,400	1,356,992

Total Construction & Engineering		6,863,916

Industrial Conglomerates - 1.1%
General Electric Co.	306,720	7,968,586

Machinery - 2.6%
Dover Corp.	62,700	5,509,449
Illinois Tool Works Inc.	52,000	4,586,920	*
Oshkosh Corp.	87,500	4,347,000
Parker Hannifin Corp.	38,000	4,389,000

Total Machinery		18,832,369

Road & Rail - 1.2%
Union Pacific Corp.	81,800	8,611,086

Trading Companies & Distributors - 0.2%
Air Lease Corp.	40,900	1,550,110	*

TOTAL INDUSTRIALS		77,756,130

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 3.0%
Brocade Communications Systems Inc.	321,500	3,391,825
Cisco Systems Inc.	370,120	9,249,299
QUALCOMM Inc.	123,890	9,428,029

Total Communications Equipment		22,069,153

Electronic Equipment, Instruments & Components - 1.5%
Arrow Electronics Inc.	39,100	2,433,975	*
Avnet Inc.	73,700	3,280,387
Corning Inc.	252,300	5,262,978

Total Electronic Equipment, Instruments & Components		10,977,340

Internet Software & Services - 2.2%
eBay Inc.	39,900	2,214,450	*
Facebook Inc., Class A Shares	107,800	8,065,596	*
Google Inc., Class A Shares	5,200	3,028,272	*
Google Inc., Class C Shares	5,200	2,972,320	*

Total Internet Software & Services		16,280,638

IT Services - 2.0%
MasterCard Inc., Class A Shares	80,000	6,064,800

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	SHARES	VALUE
IT Services - 2.0% (continued)
Visa Inc., Class A Shares	24,550	$5,217,366
Xerox Corp.	237,600	3,281,256

Total IT Services		14,563,422

Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials Inc.	137,700	3,181,558
First Solar Inc.	37,700	2,626,936	*
Intel Corp.	44,600	1,557,432
Marvell Technology Group Ltd.	234,000	3,254,940
Micron Technology Inc.	172,700	5,630,020	*
Skyworks Solutions Inc.	57,800	3,274,948
Texas Instruments Inc.	93,800	4,519,284

Total Semiconductors & Semiconductor Equipment		24,045,118

Software - 2.3%
Microsoft Corp.	211,350	9,601,631
Oracle Corp.	178,610	7,417,673

Total Software		17,019,304

Technology Hardware, Storage & Peripherals - 5.1%
Apple Inc.	246,540	25,270,350
International Business Machines Corp.	20,820	4,003,686
SanDisk Corp.	35,600	3,487,376
Western Digital Corp.	46,500	4,789,965

Total Technology Hardware, Storage & Peripherals		37,551,377

TOTAL INFORMATION TECHNOLOGY		142,506,352

MATERIALS - 4.1%
Chemicals - 1.7%
Huntsman Corp.	136,600	3,673,174
Monsanto Co.	21,800	2,521,170
PPG Industries Inc.	30,600	6,299,316

Total Chemicals		12,493,660

Containers & Packaging - 1.1%
Avery Dennison Corp.	62,500	3,008,125
Packaging Corp. of America	26,700	1,815,333
Rock-Tenn Co., Class A Shares	67,000	3,293,720

Total Containers & Packaging		8,117,178

Metals & Mining - 0.6%
Alcoa Inc.	157,400	2,614,414	*
Steel Dynamics Inc.	85,100	1,977,724

Total Metals & Mining		4,592,138

Paper & Forest Products - 0.7%
International Paper Co.	98,500	4,772,325

TOTAL MATERIALS		29,975,301

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
AT&T Inc.	105,760	3,697,370
Verizon Communications Inc.	123,460	6,150,777

TOTAL TELECOMMUNICATION SERVICES		9,848,147

UTILITIES - 2.5%
Electric Utilities - 0.8%
Edison International	57,100	3,376,894
NextEra Energy Inc.	26,500	2,608,925

Total Electric Utilities		5,985,819

Multi-Utilities - 1.3%
CMS Energy Corp.	99,000	3,023,460
MDU Resources Group Inc.	119,400	3,738,414

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	SHARES	VALUE
Multi-Utilities - 1.3% (continued)
Wisconsin Energy Corp.	63,300	$2,869,389

Total Multi-Utilities		9,631,263

Water Utilities - 0.4%
Aqua America Inc.	116,200	2,906,162

TOTAL UTILITIES		18,523,244

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $502,886,580)		729,666,430

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
State Street Bank & Trust Co. repurchase agreement dated 8/29/14; Proceeds at maturity - $3,323,000; (Fully collateralized by U.S. Treasury Bonds, 8.000% due 11/15/21; Market Value-$3,390,191) (Cost - $3,323,000)	0.000%	9/2/14	$3,323,000	3,323,000

TOTAL INVESTMENTS - 99.9% (Cost - $506,209,580#)				732,989,430
Other Assets in Excess of Liabilities - 0.1%				883,169

TOTAL NET ASSETS - 100.0%				$733,872,599

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch U.S. Large Cap Equity Fund (formerly Legg Mason Batterymarch U.S. Large Cap Equity Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$729,666,430	—	—	$729,666,430
Short-term investments†	—	$3,323,000	—	3,323,000

Total investments	$729,666,430	$3,323,000	—	$732,989,430

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$229,936,981
Gross unrealized depreciation	(3,157,131)

Net unrealized appreciation	$226,779,850

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: October 22, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: October 22, 2014